VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—95.4%
Communication Services—10.7%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	$ 405	$ 142
Altice France S.A. 144A 5.125%, 7/15/29(1)	400	331
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	17	17
144A 4.750%, 3/1/30(1)	1,105	1,070
CMG Media Corp. 144A 8.875%, 6/18/29(1)	560	528
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	620	460
144A 11.750%, 1/31/29(1)	400	380
DIRECTV Financing LLC 144A 8.875%, 2/1/30(1)	280	275
Gray Media, Inc. 144A 7.000%, 5/15/27(1)	600	600
Hughes Satellite Systems Corp. 6.625%, 8/1/26	225	160
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	470	386
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	365	84
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(1)	55	56
Snap, Inc. 144A 6.875%, 3/1/33(1)	280	287
Telesat Canada 144A 6.500%, 10/15/27(1)	175	65
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	540	538
		5,379

Consumer Discretionary—7.9%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	420	424
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	340	323
Caesars Entertainment, Inc. 144A 8.125%, 7/1/27(1)	59	59
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	290	298
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	360	257
Great Canadian Gaming Corp. 144A 8.750%, 11/15/29(1)	95	93
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)	410	411
New Home Co., Inc. (The) 144A 8.500%, 11/1/30(1)	15	15
Newell Brands, Inc. 6.625%, 9/15/29	485	480
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	305	306
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	425	413
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(1)	375	376
Under Armour, Inc. 144A 7.250%, 7/15/30(1)	50	51
	Par Value	Value

Consumer Discretionary—continued
Wayfair LLC 144A 7.250%, 10/31/29(1)	$ 5	$ 5
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	485	470
		3,981

Consumer Staples—3.4%
Coty, Inc. 144A 6.625%, 7/15/30(1)	330	338
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(1)(2)	164	164
Kronos Acquisition Holdings, Inc.
144A 8.250%, 6/30/31(1)	335	304
144A 10.750%, 6/30/32(1)	200	145
Post Holdings, Inc.
144A 6.250%, 2/15/32(1)	200	206
144A 6.375%, 3/1/33(1)	230	232
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	310	312
		1,701

Energy—17.7%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(1)	270	287
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	240	240
Buckeye Partners LP 144A 6.750%, 2/1/30(1)	140	145
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	280	283
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(1)(2)	270	201
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	420	406
Enbridge, Inc. 8.500%, 1/15/84	545	607
Energy Transfer LP
Series G 7.125%(3)	160	163
Series H 6.500%(3)	495	497
Expand Energy Corp. 144A 5.875%, 2/1/29(1)	165	166
Genesis Energy LP 8.875%, 4/15/30	390	414
Harbour Energy plc 144A 6.327%, 4/1/35(1)	300	298
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(1)	305	323
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	280	276
144A 6.000%, 2/1/31(1)	245	236
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(1)(4)	500	506
Kimmeridge Texas Gas LLC 144A 8.500%, 2/15/30(1)	205	212
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(1)	155	152
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(1)	465	468
See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Energy—continued
Mesquite Energy, Inc. 144A 7.250%, 7/15/25(1)	$ 115	$ 1
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	530	523
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.500%, 3/1/55(1)	390	403
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	380	378
Tidewater, Inc. 144A 9.125%, 7/15/30(1)	75	77
Transocean, Inc.
144A 8.250%, 5/15/29(1)	70	65
144A 8.750%, 2/15/30(1)	196	202
144A 8.500%, 5/15/31(1)	110	98
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	30	28
144A 4.125%, 8/15/31(1)	500	463
Venture Global LNG, Inc.
144A 9.000%(1)(3)	260	253
144A 9.875%, 2/1/32(1)	500	540
		8,911

Financials—24.7%
Acrisure LLC
144A 8.250%, 2/1/29(1)	165	171
144A 6.000%, 8/1/29(1)	450	437
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	695	523
Apollo Debt Solutions BDC 6.900%, 4/13/29	425	444
Ascent Resources Utica Holdings LLC 144A 6.625%, 7/15/33(1)	80	81
Aston Martin Capital Holdings Ltd. 144A 10.000%, 3/31/29(1)	415	393
Azorra Finance Ltd. 144A 7.250%, 1/15/31(1)	125	128
Block, Inc. 6.500%, 5/15/32	205	212
Blue Owl Credit Income Corp. 6.650%, 3/15/31	416	428
BNP Paribas S.A. 144A 7.450% (1)(3)	500	503
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	375	371
Chobani Holdco II LLC PIK 144A 8.750%, 10/1/29(1)(5)	—(6)	—(6)
Citigroup, Inc. Series X 3.875% (3)	555	547
Endo Finance Holdings, Inc. 144A 8.500%, 4/15/31(1)	250	265
Flutter Treasury DAC 144A 5.875%, 6/4/31(1)	15	15
Ford Motor Credit Co. LLC 6.500%, 2/7/35	250	250
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(1)	128	145
144A 6.750%, 3/15/54(1)	235	241
144A 7.950%, 10/15/54(1)	125	130
Grifols S.A. 144A 4.750%, 10/15/28(1)	340	327
	Par Value	Value

Financials—continued
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(1)	$ 140	$ 143
HA Sustainable Infrastructure Capital, Inc. 6.750%, 7/15/35	470	479
HUB International Ltd. 144A 7.375%, 1/31/32(1)	65	68
ION Trading Technologies S.a.r.l. 144A 9.500%, 5/30/29(1)	190	195
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(1)	245	249
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	485	478
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	555	540
Maxam Prill S.a.r.l. 144A 7.750%, 7/15/30(1)	200	200
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(1)	425	380
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	470	466
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(1)	660	670
NatWest Group plc 6.475%, 6/1/34	555	581
OneMain Finance Corp. 7.125%, 11/15/31	405	421
Opal Bidco SAS 144A 6.500%, 3/31/32(1)	30	31
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	40	42
Phoenix Aviation Capital Ltd. 144A 9.250%, 7/15/30(1)	125	129
QXO Building Products, Inc. 144A 6.750%, 4/30/32(1)	10	10
Reinsurance Group of America, Inc. 6.650%, 9/15/55	180	179
Rocket Cos., Inc. 144A 6.375%, 8/1/33(1)	95	97
Saks Global Enterprises LLC 144A 11.000%, 12/15/29(1)	390	146
Trivium Packaging Finance B.V.
144A 8.250%, 7/15/30(1)	30	32
144A 12.250%, 1/15/31(1)	125	134
UBS Group AG
144A 9.250%(1)(3)	395	457
144A 9.250%(1)(3)	80	87
Wells Fargo & Co. 6.850% (3)	575	604
		12,429

Health Care—5.1%
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	455	440
Community Health Systems, Inc.
144A 5.250%, 5/15/30(1)	260	231
144A 4.750%, 2/15/31(1)	160	137
CVS Health Corp. 6.750%, 12/10/54	240	240
DENTSPLY SIRONA, Inc. 8.375%, 9/12/55	255	256

See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Health Care—continued
LifePoint Health, Inc.
144A 9.875%, 8/15/30(1)	$ 260	$ 281
144A 10.000%, 6/1/32(1)	155	160
Medline Borrower LP 144A 5.250%, 10/1/29(1)	565	561
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)(7)	256	—
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(1)	260	258
		2,564

Industrials—10.1%
Builders FirstSource, Inc. 144A 6.750%, 5/15/35(1)	10	10
Chart Industries, Inc. 144A 9.500%, 1/1/31(1)	275	294
Cimpress plc 144A 7.375%, 9/15/32(1)	320	305
Cornerstone Building Brands, Inc. 144A 9.500%, 8/15/29(1)	415	382
Fortress Transportation & Infrastructure Investors LLC
144A 7.000%, 5/1/31(1)	275	285
144A 7.000%, 6/15/32(1)	50	52
Garda World Security Corp. 144A 8.375%, 11/15/32(1)	275	282
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	430	438
Herc Holdings, Inc. 144A 7.250%, 6/15/33(1)	85	89
Icahn Enterprises LP
6.250%, 5/15/26	54	54
5.250%, 5/15/27	280	271
144A 10.000%, 11/15/29(1)	140	139
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)	445	386
Quikrete Holdings, Inc. 144A 6.750%, 3/1/33(1)	60	62
Regal Rexnord Corp. 6.400%, 4/15/33	521	550
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	435	428
TransDigm, Inc.
144A 6.875%, 12/15/30(1)	300	311
144A 6.625%, 3/1/32(1)	205	212
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(1)(2)	547	562
		5,112

Information Technology—2.3%
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(1)	120	124
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	10	10
144A 6.500%, 10/15/28(1)	340	338
Helios Software Holdings, Inc. 144A 8.750%, 5/1/29(1)	170	175
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(1)	35	36
Intel Corp. 3.100%, 2/15/60	450	252
	Par Value	Value

Information Technology—continued
Rocket Software, Inc. 144A 9.000%, 11/28/28(1)	$ 230	$ 237
		1,172

Materials—6.7%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)	568	214
Capstone Copper Corp. 144A 6.750%, 3/31/33(1)	320	328
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	605	612
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)	400	402
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	355	360
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	475	471
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	245	243
Taseko Mines Ltd. 144A 8.250%, 5/1/30(1)	170	178
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	234	251
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	373	338
		3,397

Utilities—6.8%
AES Corp. (The) 7.600%, 1/15/55	250	257
Alexander Funding Trust II 144A 7.467%, 7/31/28(1)	285	305
American Electric Power Co., Inc. 6.950%, 12/15/54	530	553
Dominion Energy, Inc.
6.625%, 5/15/55	150	152
Series B 7.000%, 6/1/54	115	123
Entergy Corp. 7.125%, 12/1/54	270	279
Ferrellgas LP
144A 5.375%, 4/1/26(1)	305	302
144A 5.875%, 4/1/29(1)	175	162
Lightning Power LLC 144A 7.250%, 8/15/32(1)	20	21
NGL Energy Operating LLC
144A 8.125%, 2/15/29(1)	60	61
144A 8.375%, 2/15/32(1)	355	356
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	235	258
Vistra Corp. 144A 8.000% (1)(3)	278	285
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(1)	275	288
		3,402

Total Corporate Bonds and Notes (Identified Cost $48,451)		48,048

See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Leveraged Loans—1.1%
Aerospace—0.3%
Arcline FM Holdings LLC 2025 (3 month Term SOFR + 3.500%) 7.578%, 6/24/30(8)	$ 145	$ 146
Forest Prod / Containers—0.5%
Klockner Pentaplast of America, Inc. Tranche B (6 month Term SOFR + 4.975%) 9.227%, 2/12/26(8)	299	274
Health Care—0.0%
Lannett Co., Inc. First Lien (3 month Term SOFR + 2.000%) 2.000%, 6/16/30(7)(8)	16	4
Information Technology—0.3%
Infinite Bidco LLC Second Lien (3 month Term SOFR + 7.262%) 11.541%, 3/2/29(8)	175	151
Total Leveraged Loans (Identified Cost $614)		575

	Shares
Preferred Stock—0.5%
Financials—0.5%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	250(9)	244
Total Preferred Stock (Identified Cost $250)		244

Common Stocks—0.2%
Consumer Discretionary—0.0%
ESC NMG Parent LLC(7)(10)	116	—
MYT Holding LLC Class B(7)(10)	33,144	9
		9

Energy—0.1%
Talos Energy, Inc.(10)	2,973	25
Health Care—0.1%
Endo GUC Trust Class A(7)(10)	3,813	—
Endo, Inc.(10)	2,542	53
Envision Healthcare Corp.(10)	720	12
Lannett Co., Inc.(7)(10)	2,911	—
		65

Total Common Stocks (Identified Cost $252)		99

Total Long-Term Investments—97.2% (Identified Cost $49,567)		48,966

	Shares	Value

Securities Lending Collateral—1.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.209%)(11)(12)	666,876	$ 667
Total Securities Lending Collateral (Identified Cost $667)		667

TOTAL INVESTMENTS—98.5% (Identified Cost $50,234)		$49,633
Other assets and liabilities, net—1.5%		759
NET ASSETS—100.0%		$50,392

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
BDC	Business Development Companies
DAC	Designated Activity Company
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
PIK	Payment-in-Kind Security
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to a value of $38,158 or 75.7% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	100% of the income received was in PIK.
(6)	Amount is less than $500 (not in thousands).
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Variable rate security. Rate disclosed is as of June 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(9)	Value shown as par value.
(10)	Non-income producing.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
Country Weightings†
United States	79%
Canada	6
United Kingdom	2
Luxembourg	2
France	2
Jersey	2
Australia	2
Other	5
Total	100%
† % of total investments as of June 30, 2025.
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$48,048	$—	$48,048	$—(1)
Leveraged Loans	575	—	571	4
Equity Securities:
Preferred Stock	244	—	244	—
Common Stocks	99	78	12	9(1)
Securities Lending Collateral	667	667	—	—
Total Investments	$49,633	$745	$48,875	$13

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $1 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2025.
See Notes to Schedule of Investments

VIRTUS NEWFLEET HIGH YIELD FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.